SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended				12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
SIGNIFICANT ACCOUNTING POLICIES
Foreign currency transactions, description	The translation has been made at the rate of ¥7.2993 = US$1.00, the approximate exchange rate prevailing on December 31, 2024.	The translation has been made at the rate of ¥7.2993 = US$1.00, the approximate exchange rate prevailing on December 31, 2024.
Short-term investments	¥ 0				¥ 88,091,794	$ 0
Accrued interest income from short-term investment	0				900,000
Deferred offering cost	800,000			$ 0	0	110,981
Contract assets and contract liabilities from contracts with customers
Contract costs, net	41,628,922				48,335,817	5,700,000
Contract liabilities	4,098,136				1,820,481	$ 561,442
Revenue recognized	263,824	$ 36,144	¥ 1,689,759	$ 231,496
Accumulated impairment	0				¥ 0
Impairment loss	0		0
Impairment loss	0		0
Investment income	¥ 0		¥ 0
Motor vehicles | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	3 years					3 years
Motor vehicles | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years					5 years
Office equipment and fixtures | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	2 years					2 years
Office equipment and fixtures | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years					5 years
Equipment
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	10 years					10 years
Utilities and Facilities
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	20 years					20 years